MATERIAL ACCOUNTING POLICIES, Insurance Activities (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
1 Year [Member] | Soles [Member]
Discount future cash flows [Abstract]
Discount rate	4.86%	5.98%	6.75%
1 Year [Member] | Soles VAC [Member]
Discount future cash flows [Abstract]
Discount rate	1.69%	1.44%	1.73%
1 Year [Member] | Dollars [Member]
Discount future cash flows [Abstract]
Discount rate	5.71%	6.52%	7.21%
3 Years [Member] | Soles [Member]
Discount future cash flows [Abstract]
Discount rate	5.41%	6.18%	7.05%
3 Years [Member] | Soles VAC [Member]
Discount future cash flows [Abstract]
Discount rate	2.59%	3.13%	3.44%
3 Years [Member] | Dollars [Member]
Discount future cash flows [Abstract]
Discount rate	5.82%	5.74%	6.70%
5 Years [Member] | Soles [Member]
Discount future cash flows [Abstract]
Discount rate	6.20%	6.62%	7.59%
5 Years [Member] | Soles VAC [Member]
Discount future cash flows [Abstract]
Discount rate	3.18%	3.58%	4.19%
5 Years [Member] | Dollars [Member]
Discount future cash flows [Abstract]
Discount rate	5.93%	5.57%	6.47%
10 Years [Member] | Soles [Member]
Discount future cash flows [Abstract]
Discount rate	7.40%	7.12%	8.23%
10 Years [Member] | Soles VAC [Member]
Discount future cash flows [Abstract]
Discount rate	3.66%	3.91%	4.72%
10 Years [Member] | Dollars [Member]
Discount future cash flows [Abstract]
Discount rate	6.13%	5.61%	6.36%
20 Years [Member] | Soles [Member]
Discount future cash flows [Abstract]
Discount rate	7.88%	7.41%	8.37%
20 Years [Member] | Soles VAC [Member]
Discount future cash flows [Abstract]
Discount rate	3.91%	4.08%	4.97%
20 Years [Member] | Dollars [Member]
Discount future cash flows [Abstract]
Discount rate	6.41%	5.93%	6.62%